Deficit (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Deficit	$ (10,563.3)	$ (11,848.7)
Accumulated earnings (deficit)
Disclosure of reserves within equity [line items]
Deficit	(2,700.6)	(4,184.0)
Accumulated gain on shares issued pursuant to DRIP and SDP
Disclosure of reserves within equity [line items]
Deficit	8.4	8.4
Accumulated tax effect on redemption of restricted shares
Disclosure of reserves within equity [line items]
Deficit	15.8	13.2
Accumulated dividends
Disclosure of reserves within equity [line items]
Deficit	$ (7,886.9)	$ (7,686.3)